Contingencies, Commitments and Guarantees (Insolvency Assessments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Other Assets:
Premium tax offset for future discounted and undiscounted assessments	$ 30	$ 31
Premium tax offsets currently available for paid assessments	33	50
Other Liabilities:
Insolvency assessments	47	47
Insurance-related Assessments
Loss Contingencies [Line Items]
Total assets held for insolvency assessments	$ 63	$ 81